Annual Total Returns [BarChart] - First Trust International Equity Opportunities ETF - First Trust International Equity Opportunities ETF	Feb. 01, 2021
Bar Chart Table:
2015	(4.91%)
2016	(3.36%)
2017	39.34%
2018	(12.30%)
2019	31.92%
2020	72.27%